Average Annual Total Returns	12 Months Ended	36 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	8.78%	[1]
Cultivar ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.09%	3.56%	[1]
Performance Inception Date		Dec. 22, 2021
Cultivar ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.14%	2.52%	[1]
Cultivar ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.32%	2.47%	[1]

[1]	The Fund commenced operations on December 22, 2021.